Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SAFETY SHOT, INC.
Entity Central Index Key	0001760903
Entity Tax Identification Number	83-2455880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1061 E. Indiantown Rd
Entity Address, Address Line Two	Ste. 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	244-7100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1061 E. Indiantown Rd
Entity Address, Address Line Two	Ste. 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
Contact Personnel Name	Jarrett Boon